Offerings - Offering: 1	Apr. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	34,565,097
Proposed Maximum Offering Price per Unit	18.36
Maximum Aggregate Offering Price	$ 634,615,180.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 87,640.36
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-3, to which this exhibit relates, also covers an indeterminable number of additional shares that may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of $18.36 is the average of the high and low sale prices for the Class A Common Stock as reported on The Nasdaq Stock Market LLC on March 27, 2026.